Components of Net Investment Income (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income	$ 480.0	$ 520.1	$ 507.0
Investment expenses	(13.5)	(11.9)	(11.1)
Net investment income	466.5	508.2	495.9
Fixed maturities
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income	384.2	418.6	401.3
Fixed maturities | U.S. government obligations
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income	58.0	80.8	79.6
Fixed maturities | State and local government obligations
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income	60.0	65.4	91.9
Fixed maturities | Corporate debt securities
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income	106.7	84.3	48.2
Fixed maturities | Residential mortgage-backed securities
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income	18.6	21.7	33.4
Fixed maturities | Commercial mortgage-backed securities
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income	83.4	99.1	90.7
Fixed maturities | Other asset-backed securities
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income	24.5	21.8	9.7
Fixed maturities | Redeemable preferred stocks
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income	33.0	45.5	47.5
Fixed maturities | Other debt obligations
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income	0	0	0.3
Equity securities | Nonredeemable preferred stocks
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income	57.7	70.6	89.7
Equity securities | Common equities
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income	35.7	27.3	13.3
Short-term investments | Other Short-term investments
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income	$ 2.4	$ 3.6	$ 2.7